Shareholder Report, Holdings (Details)	Jul. 31, 2025
Columbia Ultra Short Term Bond Fund - Class A | Ford Credit Auto Lease Trust 05/15/2027 5.060% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund - Class A | Carmax Auto Owner Trust 05/15/2028 5.280% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Ultra Short Term Bond Fund - Class A | GMF Floorplan Owner Revolving Trust 06/15/2028 5.340% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund - Class A | Hyundai Auto Lease Securitization Trust 03/15/2027 5.020% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Class A | GS Mortgage Securities Corp. II 09/10/2038 4.466% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Class A | GMF Floorplan Owner Revolving Trust 03/15/2029 5.130% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Class A | Nissan Master Owner Trust Receivables 02/15/2029 5.050% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund - Class A | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund - Class A | Pretium Mortgage Credit Partners 03/25/2055 5.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund - Class A | RCKT Trust 07/25/2034 4.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund - Class A | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Columbia Ultra Short Term Bond Fund - Class A | Asset-Backed-Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Columbia Ultra Short Term Bond Fund - Class A | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Ultra Short Term Bond Fund - Class A | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Ultra Short Term Bond Fund - Class A | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund - Class A | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Ultra Short Term Bond Fund - Class A | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund - Institutional Class | Ford Credit Auto Lease Trust 05/15/2027 5.060% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund - Institutional Class | Carmax Auto Owner Trust 05/15/2028 5.280% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Ultra Short Term Bond Fund - Institutional Class | GMF Floorplan Owner Revolving Trust 06/15/2028 5.340% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund - Institutional Class | Hyundai Auto Lease Securitization Trust 03/15/2027 5.020% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Institutional Class | GS Mortgage Securities Corp. II 09/10/2038 4.466% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Institutional Class | GMF Floorplan Owner Revolving Trust 03/15/2029 5.130% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Institutional Class | Nissan Master Owner Trust Receivables 02/15/2029 5.050% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund - Institutional Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund - Institutional Class | Pretium Mortgage Credit Partners 03/25/2055 5.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund - Institutional Class | RCKT Trust 07/25/2034 4.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund - Institutional Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Columbia Ultra Short Term Bond Fund - Institutional Class | Asset-Backed-Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Columbia Ultra Short Term Bond Fund - Institutional Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Ultra Short Term Bond Fund - Institutional Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Ultra Short Term Bond Fund - Institutional Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund - Institutional Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Ultra Short Term Bond Fund - Institutional Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Ford Credit Auto Lease Trust 05/15/2027 5.060% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Carmax Auto Owner Trust 05/15/2028 5.280% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | GMF Floorplan Owner Revolving Trust 06/15/2028 5.340% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Hyundai Auto Lease Securitization Trust 03/15/2027 5.020% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | GS Mortgage Securities Corp. II 09/10/2038 4.466% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | GMF Floorplan Owner Revolving Trust 03/15/2029 5.130% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Nissan Master Owner Trust Receivables 02/15/2029 5.050% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | VCAT LLC 09/25/2054 5.977% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Pretium Mortgage Credit Partners 03/25/2055 5.835% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | RCKT Trust 07/25/2034 4.900% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Corporate Bonds & Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.20%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Asset-Backed-Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.20%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Residential Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Commercial Mortgage-Backed Securities - Non-Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Money Market Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Columbia Ultra Short Term Bond Fund - Institutional 3 Class | Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%